General	12 Months Ended
Dec. 31, 2017
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	The Company and its business activities

The Company, through its public and private investees (collectively: the “Group”), is an owner, developer, and operator of supermarket-anchored shopping centers and retail-based, mixed-use properties located in urban growth areas of major cities in North America, Brazil, Israel, Northern, Central and Eastern Europe. The Group also continues to pursue business opportunities in geographies in which it already operates as well as other regions.

For details regarding the merger agreement between Equity One Inc. and Regency Central Corporation entered into in November 2016 and completed in March 2017, for which Equity One Inc. is classified as a discontinued operation in the consolidated financial statements, see Notes 7 and 8d.

For details regarding the loss of control in First Capital Realty Inc. in the first quarter of 2017, as a result of which First Capital Realty Inc. is accounted for by the equity method, see Notes 2dd and 8e.

The Company’s securities are listed for trading on the Tel-Aviv Stock Exchange (TASE), the New York Stock Exchange (NYSE) and the Toronto Stock Exchange (TSX) all under the ticker “GZT”.

b.	Definitions in these financial statements

The Company	-	Gazit-Globe Ltd.

The parent company	-	Norstar Holdings Inc. (“Norstar”) through its wholly-owned subsidiary (collectively, “Norstar Group”).

Subsidiaries	-	Companies that are controlled (including de facto control) by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Joint ventures	-	Companies owned by a number of entities that have a contractual arrangement for joint control, and whose accounts are accounted for using the equity method.

Joint operations	-	Companies owned by a number of entities that have a contractual arrangement for the rights to the assets and obligations for the liabilities relating to the arrangement and are presented in the Company’s financial reports according its share in the arrangement’s assets and liabilities, income and expenses.

Jointly controlled entities	-	Joint ventures and joint operation.

Associates	-	Companies over which the Company has significant influence (as defined in IAS 28) and that are not subsidiaries or joint ventures or joint operations in which the Company’s account for the investment in the financial statements using the equity method.

Investees	-	Subsidiaries, jointly controlled entities and associates

The Group	-	The Company, its subsidiaries and jointly-controlled entities listed in the appendix to the financial statements

ATR	-	Atrium European Real Estate Limited, consolidated entity. (Note 8c)

CTY	-	Citycon Oyj, consolidated entity. (Note 8f)

EQY	-	Equity One Inc., previously consolidated entity. (Note 8d)

FCR	-	First Capital Reality Inc., associate. (Note 8e)
REG	-	Regency Centers Corporations, financial asset available for sale (Notes 8d and 10)

The reporting date	-	December 31, 2017.

c.	The Company’s financial statements as of December 31, 2017 were approved by the Company’s board of directors on March 27, 2018.